STOCKHOLDERS' EQUITY	12 Months Ended
Sep. 30, 2014
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 11 — STOCKHOLDERS’ EQUITY

On June 28, 2013, at the Annual Meeting of stockholders, the stockholders of the Company approved an amendment to the Company’s Certificate of Incorporation. The Company filed with the Secretary of State of Delaware a Certificate of Amendment to the Charter (the “Charter Amendment”). Pursuant to the Charter Amendment, the Company’s Charter was amended, effective as of July 12, 2013, to affect a reverse stock split of the Company’s shares of common stock. On July 12, 2013, the Company affected the 1 for 8 reverse split of the Company’s issued and outstanding common stock, decreasing the number of outstanding shares from 127,349,551 to 15,918,940. These statements have been retroactively adjusted to reflect this reverse split.